Fair value	12 Months Ended
Dec. 31, 2025
Fair value
Fair value

23. Fair value

23.1. Financial assets and liabilities

The following table provides an overview of the financial assets.

		For the year ended December 31
(In thousands of €)	Category	2025	2024
Financial assets
Other non-current assets	FAAC*	11	12
Cash and cash equivalents	FAAC*	86,418	171,459
Current financial investments (level 1)	FLAFVTPL***	30,096	—
Total		116,525	171,472

The carrying value of cash and cash equivalents and other current assets approximate their fair value.

Cash and cash equivalents measured at amortized cost comprise cash at banks and on-hand, that are readily convertible to a known amount of cash and subject to an insignificant risk of changes in value.

Current financial investments equivalents measured at fair value through profit or loss comprise a money market fund that is readily convertible to cash and are subject to a marginal risk of changes in value. These financial assets are used by the Company in the management of short-term commitments.

The following table provides an overview of the financial liabilities:

		For the year ended December 31
(In thousands of €)	Category	2025	2024
Financial liabilities
Contingent considerations - earn out (level 3)	FLAFVTPL***	9,736	7,879
Anti-dilution warrants (level 3)	FLAFVTPL***	—	—
Trade and other payables	FLAC**	7,628	8,052
Total		17,364	15,931
(*)	Financial assets measured at amortized cost
(**)	Financial liabilities measured at amortized cost
(***)	Financial assets and liabilities measured at fair value through profit and loss

The carrying value of trade and other payables approximates their fair value.

During the 2025 reporting period, there were no transfers performed between level 1 and 2, or between level 2 and level 3 for assets and liabilities measured at fair value on a recurring basis. The absence of transfers reflects the stability and consistency in valuation methods and inputs.

The following table provides a reconciliation from the opening to closing balances of 2025 for the recurring fair value measurements categorized within level 3 of the fair value hierarchy.

	Contingent
	considerations –	Anti-dilution
(in thousands of €)	earn out	warrants
As at January 1, 2023	(4,373)	(23,318)
Total gains or (losses) for the period
included in profit or (loss)	(3,127)	22,092
include in OCI	—	—
As at December 31, 2023	(7,500)	(1,226)
Total gains or (losses) for the period
included in profit or (loss)	(379)	1,226
include in OCI	—	—
As at December 31, 2024	(7,879)	—
Total gains or (losses) for the period
included in profit or (loss)	(4,857)	—
include in OCI	—	—
Settlements	3,000	—
As at December 31, 2025	(9,736)	—

Since the probability of an exit without intermediate funding round has increased to 100% as of December 31, 2024, the fair value of these ADWs, are reduced to €0.0 million. No changes in fair value have been recognized within the statement of comprehensive income during the year ended 2025 (2024: gain of €1.2 million) as the probability of an exit without intermediate funding round remained unchanged as of December 31, 2025. This reflects management’s assessment that an exit will occur without any further intermediate funding, making the ADWs no longer exercisable (see note 18).

The earn-out liability increased from €7.9 million as of December 31, 2024 to €9.7 million as of December 31, 2025. The increase for the year ended December 31, 2025 is the effect of increased probability of meeting the contractually agreed milestones pursuant to which the earn-out is calculated. This resulted in an additional cost recognized within the statement of comprehensive income of €4.9 million for the year ended December 31, 2025. The increase has been offset by a €3.0 million payment made for achieving the first tranche of the first milestone (refer to note 22).